SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Accounts Receivable	$ 10,423,418	$ 11,024,450
Contract Liabilities	$ 1,871,120	$ 2,830,068	$ 2,986,364